Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of Cash Flows [Abstract]
Net cash provided by operating activities	$ 61,439,429	$ 40,045,122
Cash flows from investing activities:
Purchase of property and equipment	(27,780,462)	(47,128,016)
Advances made to a related party		(67,393)
Net cash used in investing activities	(27,780,462)	(47,195,409)
Cash flows from financing activities:
Capital injection from shareholders		4,000,000
Proceeds from issuance of ordinary shares in connection with a registered direct offering	47,054,065
Proceeds from issuance of ordinary shares in connection with ATM	5,546,541
Proceeds from short-term bank borrowings	25,640,403	22,755,361
Repayment of short-term bank borrowings	(30,602,649)	(15,780,809)
Repayment of long-term bank borrowings	(5,479,664)	(7,051,681)
Proceeds of borrowings from a related party		22,725,000
Repayment of borrowings to a related party	(11,000,000)
Net cash provided by financing activities	31,158,696	26,647,871
Effect of exchange rate changes on cash and restricted cash	(257,925)	20,838
Net increase in cash and restricted cash	64,559,738	19,518,422
Cash and restricted cash at beginning of period	58,860,026	17,149,389
Cash and restricted cash at end of period	123,419,764	36,667,811
Supplemental cash flow information
Cash paid for interest expense	1,671,463	748,698
Cash paid for income tax	18,430
Noncash investing and financing activities
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	1,230,418	1,863,841
Payables related to purchase of property and equipment	21,931,470	19,328,018
Issuance of ordinary shares to settle contingent consideration payable		$ 5,958,794